Performance Management - Praxis Impact International ETF	Jun. 23, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations as of the date of the prospectus, there is no performance information quoted for the Fund. Once available, performance information for the Fund will be available online at www.praxisinvests.com.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations as of the date of the prospectus, there is no performance information quoted for the Fund.
Performance Availability Website Address [Text]	www.praxisinvests.com